Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies

B. Summary of Significant Accounting Policies

Basis of Accounting

The financial statements of the Plan are presented on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses. Actual results could differ from those estimates and changes in those estimates are recorded when known.

B. Summary of Significant Accounting Policies – continued

Investment Valuation and Income Recognition

The Plan’s investments are stated at fair value. Quoted market prices are used to value investments in the mutual funds, self-directed brokerage investments, and Range Resources Corporation common stock and there are no redemption restrictions on these investments. The Plan’s interest in the common collective trusts is valued based on information reported by the investment manager using the audited financial statements of the common collective trusts at year-end. These investments are subject to market or credit risks customarily associated with equity investments.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net realized gains or losses from security transactions are reported on the average historical cost method.

Unrealized appreciation or depreciation of investments represents the increase or decrease in market value during the year. Investment contracts held by a defined-contribution plan are required to be reported at fair value.

Contributions

Contributions from participants and the Company are accrued in the period in which they are deducted in accordance with salary deferral agreements and as they become obligations of the Company, as determined by the plan administrator.

Payment of Benefits

Benefits are recorded when paid.

Plan Expenses

Employees of the Company, who may also be participants in the Plan, perform certain administrative functions with no compensation from the Plan. Administrative costs of the Plan are paid by the participants and are not reflected in the accompanying financial statements.

Notes Receivable from Participants

Notes receivable from participants are valued at the unpaid principal balance plus any accrued but unpaid interest.